Cash Dividends paid to the Parent Company - Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [Line Items]
Cash dividends received	₩ 2,552	₩ 14,132	₩ 1,170
Subsidiaries [member]
Disclosure of dividends [Line Items]
Cash dividends received	35,733	12,646	119,036
Associates [member]
Disclosure of dividends [Line Items]
Cash dividends received	13,700	312,793	164,850
Parent [member]
Disclosure of dividends [Line Items]
Cash dividends received	₩ 49,443	₩ 325,439	₩ 283,886